Share-based compensation - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock reserved for issuance under the plan		3,000,000
Remaining shares left for issuance under this plan		1,253,635	1,418,715
Total unrecognized compensation costs relating to unvested share-based compensation awards		$ 14,527,000	$ 1,956,000
Expected to be recognized over a weighted average period		27 months
Share-based compensation expenses		$ 6,228,000	3,928,000	$ 7,701,000
Transaction Fees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transaction fees capitalized to vessels		6,317,000	9,506,000	7,323,000
Transaction fees settled in Class A common shares		3,159,000	4,753,000	3,662,000
Arrangement Fees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Arrangement fees capitalized to deferred financing fees		7,598,000	8,627,000	4,520,000
Arrangement fees settled in Class A common shares		$ 3,799,000	4,314,000	2,260,000
Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		1 year
Total fair value of shares vested		$ 827,000	1,028,000	831,000
Total fair value of shares cancelled		$ 0	$ 82,000	$ 0
Granted, stock units		56,861	51,368	43,936
Weighted average grant date fair value		$ 15.48	$ 18.39	$ 22.57
Phantom share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Outstanding phantom share units vested and available for exchange		537,001	547,001
Granted, stock units		60,000	100,000	70,000
Weighted average grant date fair value		$ 18.84	$ 18.24	$ 23.04
Restricted stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Retention requirement description		restricted stock units generally vest over three years, in equal one-third amounts on each anniversary date of the date of the grant.
Granted, stock units		528,232	38,142	72,314
Weighted average grant date fair value		$ 16.57	$ 20.21	$ 23.03
Restricted stock units [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years
Granted, stock units	479,714
Performance Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years
Granted, stock units		786,147
Conditions for exercise of tranches		Performance vesting will occur for a given tranche of performance stock units if the stock price of a Class A common share equals or exceeds the target performance vesting share price for such tranche for any 20 consecutive trading days on or before May 31, 2021.
Performance Stock Units [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, stock units	786,147
Weighted average grant date fair value	$ 10.23
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses		$ 600,000	$ 600,000	$ 600,000